Premier [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Premier | BLACKROCK WEALTH LIQUID ENVIRONMENTALLY AWARE FUND | Premier
Prospectus [Line Items]
Annual Return [Percent]	4.29%	5.26%	5.13%	1.61%	0.03%	0.57%